STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

March 2, 2015	Kirk Anderson Direct Dial 212.806.5698 kanderson@stroock.com
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Cash Management (811-4175)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Cash Management (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Joint Proxy Statement/Prospectus (the "Proxy/Prospectus"), seeking the approval of shareholders of Touchstone Institutional Money Market Fund (the "Fund"), a series of Touchstone Investment Trust (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to the Registrant in exchange solely for Institutional Class shares of the Registrant and the assumption by the Registrant of the Fund's stated liabilities (the "Reorganization").  Institutional Class shareholders of the Fund will receive a number of Institutional Class shares (or fractions thereof) of the Registrant equal in value to the aggregate net asset value of the shareholder's Institutional Class Fund shares as of the closing date of the Reorganization.  The Fund and the Registrant are each an open-end investment company.  The Registrant is advised by The Dreyfus Corporation ("Dreyfus"); Touchstone Advisors, Inc. ("Touchstone Advisors") is the adviser to the Fund and Fort Washington Investment Advisors, Inc. ("Fort Washington"), an affiliate of Touchstone Advisors, is the sub-adviser to the Fund.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Trust intends to mail the Proxy/Prospectus in early April to the Fund's shareholders of record as of the close of business on March 10, 2015.  A special meeting of the Fund's shareholders is scheduled to be held at the Fund's offices on Friday, May 8, 2015, to vote on the Agreement and Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about June 5, 2015.

The Registrant has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:

•
Investment Adviser.  As described in the Prospectus/Proxy, the Acquiring Fund is advised by Dreyfus and the Fund is advised by TBCAM, an affiliate thereof.  Joseph M. Corrado and Stephanie K. Brandaleone, dual employees of Dreyfus and TBCAM, manage the Acquiring Fund's assets as employees of Dreyfus.  Dreyfus will serve as investment adviser to the combined fund, and Mr. Corrado and Ms. Brandaleone will manage the combined fund after the Reorganization.

•
Investment Objectives, Policies and Restrictions. As described in greater detail in the Proxy/Prospectus, the Registrant and the Fund have substantially similar investment objectives and substantially similar investment management policies. The Fund seeks high current income, consistent with liquidity and stability of principal. To pursue its goal, the Fund invests in U.S. government securities and high-quality money market instruments. The Fund's investments may include: bank obligations, including certificates of deposit, bankers' acceptances and time deposits; U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government; short-term corporate debt securities; short-term municipal securities; variable and floating rate securities; and repurchase agreements. The Registrant seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the Registrant normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the Registrant invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations; the Fund does not have a similar investment policy. The Registrant's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•
Expense Structure and Expense Ratios. As described in greater detail in the Proxy/Prospectus, the funds have the same management fee rates, but different expense structures. Each fund pays a management fee at the rate of 0.20% of the value of its average daily net assets. Institutional Class shareholders of the Registrant also are subject to shareholder servicing fees. The Fund has one class of shares—Institutional Class shares—while the Registrant has classified its shares into five classes—Institutional, Investor, Administrative, Participant and Agency Class shares. Pursuant to the terms of the Reorganization, Institutional Class shareholders of the Fund will receive a number of Institutional Class shares (or fractions thereof) of the Registrant equal in value to the aggregate net asset value of the shareholder's Institutional Class Fund shares as of the closing date of the Reorganization. The Registrant's Institutional Class shares have a lower total annual expense ratio than the Fund's Institutional Class shares. The Registrant's expense structure, including its class structure, its management and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

•
Asset Size.  The funds have differing asset sizes, with the Acquiring Fund having substantially more assets than the Fund.  As of December 31, 2012, the Acquiring Fund and the Fund had net assets of approximately $458 million and $106 million, respectively.

•
Portfolio Composition. As both the Fund and the Registrant are money market funds that invest subject to the restrictions in Rule 2a-7 under the Investment Company Act of 1940, as amended, their portfolio holdings can be expected to be similar. The portfolio composition of the combined fund after the Reorganization will be based on the Registrant's investment objective, policies and restrictions.

It is appropriate for the Registrant to be the accounting survivor because the Registrant's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  The Registrant's adviser will continue as the adviser for the combined fund after the Reorganization.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Registrant's investment objective, policies and restrictions.

No pro forma financial statements showing the effect of the proposed reorganization of the Fund and the Registrant, as required pursuant to Rule 11-01 of Regulation S-X, are included in the Statement of Additional Information ("SAI") contained in the Registration Statement, as the Fund's net assets do not exceed 10% of the Registrant's net assets as of a date within 30 days of the filing of the SAI with the Securities and Exchange Commission.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.5698, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

DREYFUS CASH MANAGEMENT
200 Park Avenue
New York, New York  10166

March 2, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Cash Management (811-4175)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS CASH MANAGEMENT

By:       /s/  Jeff Prusnofsky
Jeff Prusnofsky
Vice President